Hennion & Walsh, Inc.
2001 Route 46, Waterview Plaza
Parsippany, New Jersey 07054

June 21, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Smart Trust, Capital Innovations Global Infrastructure & MLP Trust, Series 3 (File No. 333-187844) (CIK# 1573782)

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”) this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on June 20, 2013.

Very truly yours,

Smart Trust, Capital Innovations Global
Infrastructure & MLP Trust, Series 3

By: Hennion & Walsh, Inc.

By              /s/ KEVIN D. MAHN

Kevin D. Mahn

Authorized Signator